Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 4,453	$ 17,208	$ 24,545
Investment, related party	5,900	10,500
Accounts receivable, net	2,193	3,748	3,784
Inventories, net	14,785	7,168	4,458
Prepaid expenses and other current assets	929	810	4,987
Total current assets	32,296	43,140	46,421
Property and equipment, net	175	204	267
Operating lease right-of-use assets	1,107	1,375
Intangible asset, net	2,823	3,032	3,450
Other assets	504	320	268
Total assets	36,905	50,884	53,219
Current liabilities:
Acquisition contract liabilities, net	7,121	6,942	3,242
Operating lease liabilities	489	498
Accrued expenses and other current liabilities	10,736	10,864	9,654
Line of credit	1,106
Total current liabilities	25,352	20,894	13,836
Long-term liabilities:
Acquisition contract liabilities, net	2,300	2,400	9,542
Warrant liabilities	1,440	2,843	12,854
Operating lease liabilities, non-current	600	848
Other liabilities	40	21	5,649
Total liabilities	29,732	27,006	41,881
Commitments and contingencies (Note 18)
Stockholders’ equity:
Preferred Stock, $0.001 par value, 20,000,000 shares authorized, zero shares issued and outstanding as of June 30, 2023 and December 31, 2022
Common Stock, $0.001 par value, 15,000,000 shares authorized; 1,367,628 and 1,359,040 shares issued and outstanding as of June 30, 2023 and December 31, 2022		1	1
Additional paid-in capital		103,396	90,216
Accumulated deficit	(96,834)	(79,519)	(78,879)
Total stockholders’ equity	7,173	23,878	11,338
Total liabilities and stockholders’ equity	36,905	50,884	53,219
Revision of Prior Period, Adjustment [Member]
Stockholders’ equity:
Common Stock, $0.001 par value, 15,000,000 shares authorized; 1,367,628 and 1,359,040 shares issued and outstanding as of June 30, 2023 and December 31, 2022	27	27
Additional paid-in capital	103,980	103,370
Total stockholders’ equity		23,878	11,338
Related Party [Member]
Current assets:
Investment, related party	5,935	10,548
Other receivables, related party	4,001	3,658	8,647
Other receivables long term, related party		2,813	2,813
Current liabilities:
Accounts payable, related parties	4,657	1,312	282
Nonrelated Party [Member]
Current liabilities:
Accounts payable, related parties	$ 1,243	$ 1,278	$ 658